EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 20, 2013 (Accession No. 0001193125-13-481245) to the Class A and C, Class I, and Class Z Shares Prospectuses dated December 19, 2013 for Cohen & Steers MLP & Energy Opportunity Fund, Inc.